497 1 a_smlcapgrowth.htm PUTNAM FUNDS TRUST

Prospectus supplement	November 14, 2011

Putnam Small Cap Growth Fund
Summary and Statutory Prospectuses dated October 30, 2011

Putnam Small Cap Growth Fund

Effective November 1, 2011, and until further notice, a portion of the fund’s distribution and service (12b-1) fees for class B shares has been waived, reducing the fees from 1.00% to 0.25%. There is no guarantee that this waiver will continue indefinitely.

While this waiver is in effect, the total annual fund operating expenses for class B shares will be reduced, and class B shares will have lower annual expenses, and higher dividends, than class C, M or R shares. You should be aware, however, that the class B share fees may return to their normal levels at any time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 10, 2011
Prospectus Date	rr_ProspectusDate	Oct 30, 2011
Supplement [Text Block]	pft1005942_SupplementTextBlock	497 1 a_smlcapgrowth.htm PUTNAM FUNDS TRUST

Prospectus supplement	November 14, 2011

Putnam Small Cap Growth Fund
Summary and Statutory Prospectuses dated October 30, 2011

Putnam Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft1005942_SupplementTextBlock

Effective November 1, 2011, and until further notice, a portion of the fund’s distribution and service (12b-1) fees for class B shares has been waived, reducing the fees from 1.00% to 0.25%. There is no guarantee that this waiver will continue indefinitely.

While this waiver is in effect, the total annual fund operating expenses for class B shares will be reduced, and class B shares will have lower annual expenses, and higher dividends, than class C, M or R shares. You should be aware, however, that the class B share fees may return to their normal levels at any time.